SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2022
SHORT-TERM LOAN
SHORT-TERM LOAN

9.   SHORT-TERM LOAN

	As of December 31,
	2021	2022
	RMB	RMB
Short-term bank borrowing	100,000	100,000

The Group borrowed short-term loan of RMB100,000 as of December 31, 2021 and 2022. The interest rate is 2.75% and 1.80% respectively. Both borrowings have a maturity of one year and are collateralized by RMB100,000 of time deposit.

The interest expense incurred for the short-term bank borrowings for the years ended December 31, 2021 and 2022 amounted to RMB13,806 and RMB10,947, respectively.Cash proceeds received from short-term bank borrowing for the years ended December 31, 2021 and 2022 amounted to RMB100,000 and RMB1,118,000 and repayment of short-term bank borrowing for the years ended December 31, 2021 and 2022 amounted to RMB600,000 and RMB1,118,000, respectively.